Schedule of Investments
(unaudited)
December 31, 2022
iShares
®
Expanded Tech Sector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 3.5%
ADTRAN Holdings, Inc. .............. 17,630 $ 331,268
Arista Networks, Inc.
(a)
............... 60,914 7,391,914
Calix, Inc.
(a)
....................... 14,013 958,910
Cambium Networks Corp.
(a)
............ 2,794 60,546
Ciena Corp.
(a)(b)
.................... 36,458 1,858,629
Cisco Systems, Inc. ................. 1,010,476 48,139,077
Clearfield, Inc.
(a)
.................... 2,747 258,603
CommScope Holding Co., Inc.
(a)
......... 52,727 387,543
Digi International, Inc.
(a)
............... 8,658 316,450
DZS, Inc.
(a)
....................... 4,182 53,028
Extreme Networks, Inc.
(a)
.............. 31,763 581,580
F5, Inc.
(a)
........................ 14,731 2,114,046
Harmonic, Inc.
(a)
.................... 25,657 336,107
Infinera Corp.
(a)
.................... 46,564 313,841
Juniper Networks, Inc. ............... 79,873 2,552,741
Lumentum Holdings, Inc.
(a)
............ 16,785 875,673
Motorola Solutions, Inc. .............. 41,148 10,604,251
NETGEAR, Inc.
(a)
................... 7,509 135,988
NetScout Systems, Inc.
(a)
............. 17,200 559,172
Ribbon Communications, Inc.
(a)
......... 21,928 61,179
Viasat, Inc.
(a)(b)
..................... 18,337 580,366
Viavi Solutions, Inc.
(a)
................ 55,404 582,296
79,053,208
Electronic Equipment, Instruments & Components — 3.3%
Advanced Energy Industries, Inc. ........ 9,200 789,176
Amphenol Corp., Class A ............. 146,452 11,150,855
Arrow Electronics, Inc.
(a)
.............. 15,138 1,582,981
Avnet, Inc. ....................... 22,523 936,506
Badger Meter, Inc. .................. 7,203 785,343
Belden, Inc. ...................... 10,535 757,466
Benchmark Electronics, Inc. ........... 8,935 238,475
CDW Corp. ....................... 33,320 5,950,286
Celestica, Inc.
(a)(b)
................... 26,514 298,813
Cognex Corp. ..................... 42,558 2,004,907
Coherent Corp.
(a)(b)
.................. 34,132 1,198,033
Corning, Inc. ...................... 187,339 5,983,608
ePlus, Inc.
(a)
...................... 6,648 294,373
Fabrinet
(a)
........................ 9,004 1,154,493
Insight Enterprises, Inc.
(a)(b)
............ 7,459 747,914
IPG Photonics Corp.
(a)
............... 7,913 749,124
Itron, Inc.
(a)
....................... 11,039 559,125
Jabil, Inc. ........................ 33,135 2,259,807
Keysight Technologies, Inc.
(a)
........... 44,002 7,527,422
Knowles Corp.
(a)
................... 22,606 371,190
Littelfuse, Inc. ..................... 6,093 1,341,679
Methode Electronics, Inc. ............. 9,000 399,330
Mirion Technologies, Inc., Class A
(a)(b)
..... 30,914 204,342
National Instruments Corp. ............ 32,133 1,185,708
Novanta, Inc.
(a)(b)
................... 8,782 1,193,210
OSI Systems, Inc.
(a)
................. 3,811 303,051
PC Connection, Inc. ................. 2,782 130,476
Plexus Corp.
(a)
..................... 6,787 698,586
Rogers Corp.
(a)
.................... 4,771 569,371
Sanmina Corp.
(a)
................... 14,134 809,737
TD SYNNEX Corp. .................. 10,347 979,964
TE Connectivity Ltd. ................. 78,280 8,986,544
Teledyne Technologies, Inc.
(a)
........... 11,536 4,613,362
Trimble, Inc.
(a)(b)
.................... 60,694 3,068,689
TTM Technologies, Inc.
(a)
.............. 24,574 370,576
Vishay Intertechnology, Inc. ............ 31,888 687,824
Vontier Corp. ...................... 38,882 751,589
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A
(a)
...... 12,708 $ 3,258,458
74,892,393
Entertainment — 2.6%
Activision Blizzard, Inc. ............... 175,268 13,416,765
Electronic Arts, Inc. ................. 64,545 7,886,108
Netflix, Inc.
(a)
...................... 109,518 32,294,668
Playtika Holding Corp.
(a)
.............. 22,971 195,483
ROBLOX Corp., Class A
(a)(b)
............ 89,250 2,540,055
Take-Two Interactive Software, Inc.
(a)
...... 38,821 4,042,431
60,375,510
Interactive Media & Services — 11.9%
Alphabet, Inc., Class A
(a)
.............. 1,157,320 102,110,343
Alphabet, Inc., Class C, NVS
(a)
.......... 1,025,916 91,029,527
Bumble, Inc., Class A
(a)
............... 18,989 399,719
Cargurus, Inc., Class A
(a)(b)
............. 23,623 330,958
IAC, Inc.
(a)
........................ 19,217 853,235
Match Group, Inc.
(a)(b)
................ 68,737 2,851,898
Meta Platforms, Inc., Class A
(a)
.......... 553,397 66,595,795
Pinterest, Inc., Class A
(a)
.............. 144,595 3,510,767
Shutterstock, Inc. ................... 5,827 307,200
Snap, Inc., Class A, NVS
(a)
............ 247,462 2,214,785
TripAdvisor, Inc.
(a)
.................. 26,388 474,456
Yelp, Inc.
(a)
....................... 16,913 462,401
Ziff Davis, Inc.
(a)(b)
................... 11,613 918,588
ZipRecruiter, Inc., Class A
(a)
............ 12,769 209,667
ZoomInfo Technologies, Inc.
(a)
.......... 66,557 2,004,031
274,273,370
Internet & Direct Marketing Retail — 8.6%
Amazon.com, Inc.
(a)
................. 2,184,234 183,475,656
Chewy, Inc., Class A
(a)(b)
.............. 23,019 853,544
DoorDash, Inc., Class A
(a)
............. 64,690 3,158,166
eBay, Inc. ........................ 133,549 5,538,277
Etsy, Inc.
(a)(b)
...................... 30,931 3,704,915
Overstock.com, Inc.
(a)(b)
............... 11,824 228,913
Qurate Retail, Inc.
(a)
................. 81,749 133,251
Revolve Group, Inc., Class A
(a)
.......... 9,853 219,328
Wayfair, Inc., Class A
(a)(b)
.............. 19,346 636,290
Xometry, Inc., Class A
(a)
.............. 7,265 234,151
198,182,491
IT Services — 18.4%
Accenture plc, Class A ............... 155,062 41,376,744
Affirm Holdings, Inc., Class A
(a)(b)
......... 52,166 504,445
Akamai Technologies, Inc.
(a)
............ 38,697 3,262,157
Automatic Data Processing, Inc. ......... 102,090 24,385,217
AvidXchange Holdings, Inc.
(a)
........... 32,763 325,664
Block, Inc., Class A
(a)
................ 132,260 8,311,218
Broadridge Financial Solutions, Inc.
(b)
..... 28,953 3,883,466
CGI, Inc.
(a)(b)
...................... 52,022 4,480,655
Cloudflare, Inc., Class A
(a)
............. 70,061 3,167,458
Cognizant Technology Solutions Corp., Class A 126,476 7,233,162
Concentrix Corp. ................... 10,426 1,388,326
Conduent, Inc.
(a)
................... 42,459 171,959
CSG Systems International, Inc. ......... 7,462 426,826
DigitalOcean Holdings, Inc.
(a)
........... 14,930 380,267
DXC Technology Co.
(a)
............... 56,619 1,500,404
EPAM Systems, Inc.
(a)(b)
.............. 14,155 4,639,160
Euronet Worldwide, Inc.
(a)
............. 11,594 1,094,242
EVERTEC, Inc. .................... 15,937 516,040
ExlService Holdings, Inc.
(a)
............ 8,136 1,378,483
Fastly, Inc., Class A
(a)(b)
............... 27,962 229,009
Fidelity National Information Services, Inc. .. 146,031 9,908,203
Fiserv, Inc.
(a)
...................... 156,279 15,795,119

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Expanded Tech Sector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
FleetCor Technologies, Inc.
(a)
........... 18,149 $ 3,333,608
Flywire Corp.
(a)
.................... 15,397 376,765
Gartner, Inc.
(a)
..................... 19,446 6,536,578
Genpact Ltd. ...................... 41,492 1,921,909
Global Payments, Inc. ............... 66,545 6,609,249
GoDaddy, Inc., Class A
(a)
.............. 38,161 2,855,206
Grid Dynamics Holdings, Inc., Class A
(a)(b)
.. 12,414 139,285
International Business Machines Corp. .... 222,504 31,348,589
Jack Henry & Associates, Inc. .......... 17,954 3,152,004
Kyndryl Holdings, Inc.
(a)
............... 49,497 550,407
Marqeta, Inc., Class A
(a)
.............. 108,581 663,430
Mastercard, Inc., Class A .............. 208,909 72,643,927
Maximus, Inc. ..................... 14,901 1,092,690
MongoDB, Inc., Class A
(a)
............. 16,909 3,328,368
Nuvei Corp.
(a)(b)(c)
................... 16,481 418,782
Okta, Inc., Class A
(a)
................. 37,371 2,553,560
Paychex, Inc. ..................... 78,939 9,122,191
Payoneer Global, Inc.
(a)(b)
.............. 51,535 281,896
PayPal Holdings, Inc.
(a)
............... 280,559 19,981,412
Perficient, Inc.
(a)
.................... 8,522 595,091
Rackspace Technology, Inc.
(a)
.......... 12,667 37,368
Remitly Global, Inc.
(a)
................ 23,940 274,113
Repay Holdings Corp., Class A
(a)(b)
....... 18,029 145,133
Sabre Corp.
(a)
..................... 80,155 495,358
Shift4 Payments, Inc., Class A
(a)
......... 12,921 722,672
Shopify, Inc., Class A
(a)(b)
.............. 292,867 10,165,414
Snowflake, Inc., Class A
(a)(b)
............ 70,090 10,060,719
Squarespace, Inc., Class A
(a)
........... 10,627 235,601
SS&C Technologies Holdings, Inc. ....... 53,935 2,807,856
TELUS International CDA, Inc.
(a)(b)
........ 15,846 313,592
Thoughtworks Holding, Inc.
(a)
........... 16,080 163,855
Toast, Inc., Class A
(a)(b)
............... 76,084 1,371,795
TTEC Holdings, Inc. ................. 4,432 195,584
Twilio, Inc., Class A
(a)
................ 42,950 2,102,832
VeriSign, Inc.
(a)
.................... 22,700 4,663,488
Verra Mobility Corp., Class A
(a)(b)
......... 34,303 474,411
Visa, Inc., Class A
(b)
................. 402,374 83,597,222
Western Union Co. (The) ............. 95,038 1,308,673
WEX, Inc.
(a)
....................... 10,730 1,755,965
422,754,822
Semiconductors & Semiconductor Equipment — 18.9%
Advanced Micro Devices, Inc.
(a)
......... 396,798 25,700,606
Allegro MicroSystems, Inc.
(a)(b)
.......... 15,725 472,065
Ambarella, Inc.
(a)
................... 9,102 748,457
Amkor Technology, Inc. ............... 24,398 585,064
Analog Devices, Inc. ................. 126,578 20,762,589
Applied Materials, Inc. ............... 211,721 20,617,391
Axcelis Technologies, Inc.
(a)
............ 8,036 637,737
Broadcom, Inc. .................... 99,671 55,729,046
Cirrus Logic, Inc.
(a)
.................. 13,549 1,009,130
Cohu, Inc.
(a)(b)
..................... 11,723 375,722
Credo Technology Group Holding Ltd.
(a)(b)
... 22,227 295,841
Diodes, Inc.
(a)
..................... 11,191 852,083
Enphase Energy, Inc.
(a)
............... 33,451 8,863,177
Entegris, Inc. ...................... 36,676 2,405,579
First Solar, Inc.
(a)(b)
.................. 24,398 3,654,576
FormFactor, Inc.
(a)
.................. 18,763 417,101
Ichor Holdings Ltd.
(a)
................. 6,831 183,207
Impinj, Inc.
(a)
...................... 5,330 581,929
Intel Corp. ....................... 1,015,650 26,843,629
KLA Corp. ........................ 34,876 13,149,298
Kulicke & Soffa Industries, Inc.
(b)
......... 14,291 632,520
Lam Research Corp. ................ 33,562 14,106,109
Lattice Semiconductor Corp.
(a)
.......... 33,729 2,188,338
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
MACOM Technology Solutions Holdings, Inc.
(a)
12,574 $ 791,911
Marvell Technology, Inc. .............. 209,825 7,771,918
MaxLinear, Inc.
(a)(b)
.................. 17,628 598,471
Microchip Technology, Inc. ............. 135,358 9,508,899
Micron Technology, Inc. ............... 267,552 13,372,249
MKS Instruments, Inc. ............... 14,075 1,192,575
Monolithic Power Systems, Inc. ......... 10,975 3,880,870
NVIDIA Corp. ..................... 612,786 89,552,546
NXP Semiconductors NV ............. 63,772 10,077,889
ON Semiconductor Corp.
(a)
............ 106,419 6,637,353
Onto Innovation, Inc.
(a)
............... 12,187 829,813
Power Integrations, Inc.
(b)
............. 14,076 1,009,531
Qorvo, Inc.
(a)
...................... 24,952 2,261,649
QUALCOMM, Inc. .................. 275,877 30,329,917
Rambus, Inc.
(a)
.................... 26,452 947,511
Semtech Corp.
(a)
................... 15,730 451,294
Silicon Laboratories, Inc.
(a)(b)
............ 8,191 1,111,273
SiTime Corp.
(a)(b)
................... 3,908 397,131
Skyworks Solutions, Inc. .............. 39,485 3,598,268
SolarEdge Technologies, Inc.
(a)
.......... 13,755 3,896,379
Synaptics, Inc.
(a)
................... 9,805 933,044
Teradyne, Inc. ..................... 38,331 3,348,213
Texas Instruments, Inc. ............... 223,352 36,902,217
Ultra Clean Holdings, Inc.
(a)
............ 11,307 374,827
Universal Display Corp. .............. 10,696 1,155,596
Wolfspeed, Inc.
(a)(b)
.................. 30,570 2,110,553
433,853,091
Software — 23.5%
A10 Networks, Inc. .................. 15,725 261,507
ACI Worldwide, Inc.
(a)
................ 27,654 636,042
Adeia, Inc. ....................... 26,784 253,912
Adobe, Inc.
(a)
...................... 114,410 38,502,397
Agilysys, Inc.
(a)
.................... 4,872 385,570
Alarm.com Holdings, Inc.
(a)
............ 12,118 599,599
Altair Engineering, Inc., Class A
(a)(b)
....... 12,700 577,469
Alteryx, Inc., Class A
(a)
............... 14,905 755,236
ANSYS, Inc.
(a)
..................... 21,437 5,178,965
Appfolio, Inc., Class A
(a)
.............. 4,590 483,694
Appian Corp., Class A
(a)
.............. 9,944 323,777
AppLovin Corp., Class A
(a)
............. 30,287 318,922
Asana, Inc., Class A
(a)(b)
............... 19,106 263,090
Aspen Technology, Inc.
(a)(b)
............. 7,146 1,467,788
Autodesk, Inc.
(a)
.................... 53,122 9,926,908
Bentley Systems, Inc., Class B .......... 48,363 1,787,496
Bill.com Holdings, Inc.
(a)(b)
............. 23,404 2,550,100
Black Knight, Inc.
(a)
.................. 38,398 2,371,077
Blackbaud, Inc.
(a)
................... 11,159 656,819
BlackBerry Ltd.
(a)(b)
.................. 126,976 413,942
Blackline, Inc.
(a)(b)
................... 13,386 900,476
Box, Inc., Class A
(a)
................. 35,023 1,090,266
C3.ai, Inc., Class A
(a)(b)
............... 20,817 232,942
Cadence Design Systems, Inc.
(a)
........ 67,508 10,844,485
Cerence, Inc.
(a)
.................... 9,922 183,855
Ceridian HCM Holding, Inc.
(a)
........... 37,801 2,424,934
Clear Secure, Inc., Class A ............ 18,484 507,016
CommVault Systems, Inc.
(a)
............ 10,959 688,664
Confluent, Inc., Class A
(a)(b)
............ 37,832 841,384
Consensus Cloud Solutions, Inc.
(a)
....... 4,480 240,845
Coupa Software, Inc.
(a)(b)
.............. 18,686 1,479,371
Crowdstrike Holdings, Inc., Class A
(a)
...... 52,872 5,566,893
Datadog, Inc., Class A
(a)
.............. 61,091 4,490,188
Descartes Systems Group, Inc. (The)
(a)(b)
... 20,868 1,453,456
Digital Turbine, Inc.
(a)
................ 21,812 332,415
DocuSign, Inc.
(a)
................... 49,412 2,738,413

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Expanded Tech Sector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Dolby Laboratories, Inc., Class A ........ 15,158 $ 1,069,245
DoubleVerify Holdings, Inc.
(a)
........... 18,260 400,990
Dropbox, Inc., Class A
(a)
.............. 66,364 1,485,226
Duck Creek Technologies, Inc.
(a)
......... 19,425 234,071
Dynatrace, Inc.
(a)(b)
.................. 49,589 1,899,259
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 40,613 238,398
Elastic NV
(a)
...................... 18,952 976,028
Envestnet, Inc.
(a)(b)
.................. 13,228 816,168
Everbridge, Inc.
(a)
................... 9,897 292,753
Fair Isaac Corp.
(a)
................... 6,148 3,680,070
Five9, Inc.
(a)(b)
..................... 17,351 1,177,439
Fortinet, Inc.
(a)
..................... 159,577 7,801,720
Freshworks, Inc., Class A
(a)(b)
........... 39,647 583,207
Gen Digital, Inc. .................... 142,666 3,057,332
Gitlab, Inc., Class A
(a)(b)
............... 14,774 671,331
Guidewire Software, Inc.
(a)
............. 20,149 1,260,521
HubSpot, Inc.
(a)
.................... 11,954 3,456,260
Intapp, Inc.
(a)
...................... 3,720 92,777
InterDigital, Inc. .................... 7,221 357,295
Intuit, Inc. ........................ 69,368 26,999,413
Jamf Holding Corp.
(a)
................ 11,312 240,946
Lightspeed Commerce, Inc.
(a)(b)
.......... 32,861 469,912
LivePerson, Inc.
(a)
.................. 16,889 171,254
LiveRamp Holdings, Inc.
(a)
............. 16,895 396,019
Manhattan Associates, Inc.
(a)
........... 15,355 1,864,097
Marathon Digital Holdings, Inc.
(a)(b)
....... 28,126 96,191
Matterport, Inc., Class A
(a)
............. 54,170 151,676
Microsoft Corp. .................... 827,959 198,561,127
MicroStrategy, Inc., Class A
(a)(b)
.......... 2,293 324,620
Model N, Inc.
(a)
.................... 8,204 332,754
Momentive Global, Inc.
(a)
.............. 32,757 229,299
N-able, Inc.
(a)(b)
.................... 16,299 167,554
nCino, Inc.
(a)(b)
..................... 19,270 509,499
NCR Corp.
(a)
...................... 33,651 787,770
New Relic, Inc.
(a)
................... 14,296 807,009
Nutanix, Inc., Class A
(a)
............... 56,826 1,480,317
Open Text Corp.
(b)
.................. 66,503 1,971,149
Oracle Corp. ...................... 378,209 30,914,804
PagerDuty, Inc.
(a)
................... 20,254 537,946
Palantir Technologies, Inc., Class A
(a)
..... 433,530 2,783,263
Palo Alto Networks, Inc.
(a)(b)
............ 73,926 10,315,634
Paycom Software, Inc.
(a)
.............. 11,962 3,711,928
Paycor HCM, Inc.
(a)
................. 11,686 285,956
Paylocity Holding Corp.
(a)
............. 10,138 1,969,408
Pegasystems, Inc. .................. 10,220 349,933
PowerSchool Holdings, Inc., Class A
(a)
..... 7,850 181,178
Procore Technologies, Inc.
(a)(b)
.......... 16,981 801,164
Progress Software Corp. .............. 10,473 528,363
PROS Holdings, Inc.
(a)(b)
.............. 10,469 253,978
PTC, Inc.
(a)
....................... 26,016 3,122,961
Q2 Holdings, Inc.
(a)(b)
................. 13,840 371,881
Qualtrics International, Inc., Class A
(a)(b)
.... 27,722 287,754
Qualys, Inc.
(a)
..................... 8,507 954,741
Rapid7, Inc.
(a)
..................... 14,858 504,875
RingCentral, Inc., Class A
(a)
............ 18,863 667,750
Roper Technologies, Inc. .............. 26,100 11,277,549
Salesforce, Inc.
(a)
................... 246,098 32,630,134
SentinelOne, Inc., Class A
(a)
............ 50,594 738,166
ServiceNow, Inc.
(a)
.................. 49,712 19,301,678
Smartsheet, Inc., Class A
(a)
............ 32,140 1,265,030
SolarWinds Corp.
(a)
................. 10,889 101,921
Splunk, Inc.
(a)
..................... 36,838 3,171,383
Sprout Social, Inc., Class A
(a)
........... 11,507 649,685
SPS Commerce, Inc.
(a)
............... 8,870 1,139,174
Sumo Logic, Inc.
(a)
.................. 27,346 221,503
Security
Shares
Shares Value
Software (continued)
Synopsys, Inc.
(a)
................... 37,633 $ 12,015,841
Tenable Holdings, Inc.
(a)
.............. 27,681 1,056,030
Teradata Corp.
(a)
................... 25,052 843,250
Tyler Technologies, Inc.
(a)
............. 10,249 3,304,380
UiPath, Inc., Class A
(a)
............... 85,943 1,092,336
Unity Software, Inc.
(a)(b)
............... 60,008 1,715,629
Varonis Systems, Inc.
(a)
............... 26,807 641,760
Verint Systems, Inc.
(a)
................ 15,817 573,841
VMware, Inc., Class A
(a)
.............. 51,187 6,283,716
Workday, Inc., Class A
(a)
.............. 49,465 8,276,978
Workiva, Inc., Class A
(a)(b)
............. 11,255 945,082
Zeta Global Holdings Corp., Class A
(a)
..... 30,860 252,126
Zoom Video Communications, Inc., Class A
(a)(b)
54,354 3,681,940
Zscaler, Inc.
(a)(b)
.................... 20,770 2,324,163
Zuora, Inc., Class A
(a)
................ 32,409 206,121
539,093,542
Technology Hardware, Storage & Peripherals — 9.2%
Apple, Inc. ....................... 1,435,944 186,572,204
Avid Technology, Inc.
(a)
............... 8,601 228,700
Corsair Gaming, Inc.
(a)
............... 9,714 131,819
Dell Technologies, Inc., Class C ......... 63,771 2,564,870
Hewlett Packard Enterprise Co. ......... 316,655 5,053,814
HP, Inc. ......................... 217,854 5,853,737
NetApp, Inc. ...................... 53,494 3,212,850
Pure Storage, Inc., Class A
(a)(b)
.......... 69,149 1,850,427
Seagate Technology Holdings plc ........ 47,252 2,485,928
Super Micro Computer, Inc.
(a)
........... 11,431 938,485
Western Digital Corp.
(a)
............... 78,172 2,466,326
Xerox Holdings Corp. ................ 27,572 402,551
211,761,711
Total Long-Term Investments — 99.9%
(Cost: $2,536,822,813) ........................... 2,294,240,138
Short-Term Securities
Money Market Funds — 6.3%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.53%
(f)
............ 141,236,370 141,278,741
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.12% .................. 2,819,417 2,819,417
Total Short-Term Securities — 6.3%
(Cost: $144,065,624) ............................. 144,098,158
Total Investments — 106.2%
(Cost: $2,680,888,437 ) ........................... 2,438,338,296
Liabilities in Excess of Other Assets — (6.2)% ............ (141,424,144)
Net Assets — 100.0% ..............................
$ 2,296,914,152

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Expanded Tech Sector ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 66,304,568 $ 74,927,785
(a)
$ — $ 36,832 $ 9,556 $ 141,278,741 141,236,370 $ 125,464
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,479,000 1,340,417
(a)
— — — 2,819,417 2,819,417 61,417 2
$ 36,832 $ 9,556 $ 144,098,158 $ 186,881 $ 2
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ........................................... 14 03/17/23 $ 1,769 $ (105,466)
S&P E-Mini Communication Services Index ........................................ 12 03/17/23 759 (21,633)
$ (127,099)

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Expanded Tech Sector ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,294,240,138 $ — $ — $ 2,294,240,138
Short-Term Securities
Money Market Funds ...................................... 144,098,158 — — 144,098,158
$ 2,438,338,296 $ — $ — $ 2,438,338,296
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (127,099) $ — $ — $ (127,099)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
S&P Standard & Poor's